Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes

Components of deferred income taxes are as follows as of December 31:

Schedule of Deferred Income Taxes

	2023	2022
Deferred Tax Assets
Net operating loss carry forward	$6,823,785	$6,973,587
Stock Compensation	1,035,947	481,144
Other	-	53,268
Gross deferred tax assets	7,859,732	7,507,999
Less valuation allowance	(7,859,732)	(7,507,999)
Net deferred tax assets	-	-